Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Astoria US Equal Weight Quality Kings ETF | Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.37%	18.24%
Astoria US Quality Growth Kings ETF | Astoria US Quality Growth Kings ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.42%